Sales Leaseback (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of minimum payments for the remaining lease
Total lease payment as of December 31, 2017	$590,865
Less: foreign exchange effect	(31,634)
Less: payments during the year	(168,589)
Total loan balance as of December 31, 2018	389,642
Less: current portion of payment obligation	(177,291)
Long term payable as of December 31, 2018	$212,351

Schedule of future obligations for payments of lease agreement
Twelve months ended December 31, 2018
2019	$177,291
2020	156,939
2021	55,412
Total	$389,642